Restricted Cash	12 Months Ended
Sep. 30, 2025
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 3 – RESTRICTED CASH

Restricted cash as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Pledge of bank deposit-current	$-	$314,922
Pledge of bank deposit-non-current	310,437	-
Restricted cash	$310,437	$314,922

As of September 30, 2025 and 2024, restricted cash is certain portion of bank deposit used for pledging, with 1.25% interest rate, maturing on Mar 29, 2027.